Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments [Abstract]
Commitments and Contingencies
8.      Commitments and Contingencies

LifeSci Advisors, LLC.

The Company has a service agreement with LifeSci Advisors, LLC under which it is required to make several payments over the course of the agreement. LifeSci Advisors, LLC services include, but are not limited to, an investor meeting program and creating a key message platform.

	Less than 1 year	1-3 years	Total
LifeSci Advisors, LLC	55	-	55
Total	$55	$-	$55

Oregon Health & Science University Agreement

On February 20, 2013, Adherex entered into a new exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to thiol-based compounds, including STS and their use in oncology (the "New OHSU Agreement"). OHSU will receive certain milestone payments, a 2.5 percent royalty on net sales for licensed products which can be reduced to 1.0 percent upon a $150,000 buy down and a 5 percent royalty on any consideration received from sublicensing of the licensed technology. Milestone payment fees payable to OHSU include $100,000 upon first commercial sale for any licensed product.

On February 20, 2013, Adherex terminated the previous exclusive license agreement with OHSU and Oxiquant a wholly owned subsidiary of Adherex, dated September 26, 2002 (the "Previous OHSU Agreement"). Pursuant to the Previous OHSU Agreement, OHSU granted Oxiquant an exclusive worldwide license to intellectual property directed to thiol-based compounds including STS and their use in oncology. In consideration, OHSU was issued 13,902 shares of common stock of Oxiquant that were subsequently converted upon the acquisition of Oxiquant into 21,250 shares of Adherex common stock, and warrants to purchase shares of Adherex common stock that subsequently expired in 2007.

The term of the New OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to Adherex, unless earlier terminated as provided in the agreement. STS is currently protected by methods of use patents that the Company exclusively licensed from OHSU that expire in Europe in 2021 and are currently pending in the United States. The New OHSU Agreement is terminable by either Adherex or OHSU in the event of a material breach of the agreement by either party after 45 days prior written notice. Adherex also has the right to terminate the New OHSU Agreement at any time upon 60 days prior written notice and payment of all fees due to OHSU under the New OHSU Agreement.